Schedule of Changes in Fair Value of Warrant Liabilities (Details)	2 Months Ended
Sep. 30, 2021 USD ($)
Fair Value Disclosures [Abstract]
Fair value as of July 20, 2021	$ 381,175
Change in fair value	(213,300)
Fair value as of September 30, 2021	$ 167,875